Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows (used in) provided by operating activities
Net income	$ (4)	$ (16)	$ 324	$ 118	$ 214
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	38	38	153	168	172
Gains (Losses) on Extinguishment of Debt	6	0	0	0	30
Terminated merger and settlement income			0	0	(163)
Deferred tax (benefit) expense	(41)	5	(375)	(28)	(10)
Non-cash asset impairments and accelerated depreciation	0	29	31	35	0
Unrealized foreign currency (gains) losses	(28)	15	16	(1)	1
Other non-cash adjustments	0	3	11	(1)	9
Net change in assets and liabilities:
Accounts receivable	(96)	(106)	35	(43)	(142)
Inventories	(67)	(65)	(10)	18	(65)
Accounts and drafts payable	94	135	44	(14)	(16)
Income taxes payable	4	(2)	(6)	(1)	12
Other assets, current and non-current	12	(1)	43	(34)	(10)
Other liabilities, current and long-term	49	(17)	(89)	(46)	19
Net cash (used in) provided by operating activities	(33)	18	177	171	51
Cash flows (used in) provided by investing activities
Capital expenditures	(27)	(30)	(133)	(139)	(119)
Capitalized interest			0	(1)	(1)
Proceeds from the sale of (purchases of) debt securities, net	(1)	4	2	(2)	4
Change in restricted cash	15	0	(15)	3	2
Deconsolidation of variable interest entities			0	0	(4)
Funds remitted to unconsolidated affiliates	(14)	(2)	(3)	(4)	(1)
Proceeds from sale of business, net of cash transferred			0	173	0
Proceeds from sale of assets			11	3	14
Net cash (used in) provided by investing activities	(27)	(28)	(138)	33	(105)
Cash flows provided by (used in) financing activities
Net short-term debt (repayments) borrowings	1	(12)	(7)	14	(7)
Borrowings of long-term debt	1,125	450	453	496	2,356
Repayments of long-term debt	(1,034)	(463)	(487)	(538)	(2,177)
Repayments of affiliated debt			(2)	0	(3)
Repayment of advance from affiliates			(7)	(100)	0
Capital contribution from parent	0	16	16	189	0
Long-term debt and credit facility financing fees	(34)	(12)	(14)	(2)	(72)
Common stock dividends paid	0	(1)	(11)	(2)	0
Net cash provided by (used in) financing activities	58	(22)	(59)	57	97
Effect of exchange rates on cash and cash equivalents	(2)	3	5	(5)	2
Decrease in cash and cash equivalents	(4)	(29)	(15)	256	45
Cash and cash equivalents (unrestricted) at beginning of period	401	416	416	160	115
Cash and cash equivalents (unrestricted) at end of period	397	387	401	416	160
Supplemental disclosures of cash flow information
Interest, net	44	77	250	259	235
Income taxes, net of cash refunds	0	7	17	24	36
Non-cash issuance of debt in exchange for loans of parent	200	0
Non-cash distribution declared to parent	208	0
Settlement of note receivable from parent	0	0
Non-cash financing activity:
Non-cash capital contribution from parent			218	0	0
Notes Receivable From Parent
Supplemental disclosures of cash flow information
Settlement of note receivable from parent	$ 24